TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Schedule of trade and other receivables

	December 31, 2020	December 31, 2019
Trade receivables	$38,456	$54,164
Value added tax receivables	24,569	10,944
Income tax receivable	14,129	3,489
Other taxes receivable	4,144	2,368
Other	2,193	863
	$83,491	$71,828